Long-term Investment - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 31, 2020	Jul. 31, 2021	May 31, 2021	Jun. 30, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity and Cost Investments [Line Items]
Unrealized holding gain on investment					$ 8,002	$ 896	$ 0
Simple Agreement For Future Equity [Member]
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock	$ 2,000		$ 1,500
Kinara [Member]
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock				$ 3,000
BIWIN Storage Technology Corp.(BIWIN) [Member]
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock		$ 2,041